
[logo - American Funds/(R)/]             The right choice for the long term/(R)/

Short-Term Bond
Fund of America/SM/

CLASS         TICKER        R-3.........  RAMCX
A...........  ASBAX         R-4.........  RAMEX
R-1.........  RAMAX         R-5.........  RAMFX
R-2.........  RAMBX         R-6.........  RMMGX

 RETIREMENT PLAN
 PROSPECTUS

 November 1, 2009

TABLE OF CONTENTS

 1   Investment objective
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 6   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
12   Management and organization
15   Purchase, exchange and sale of shares
19   Sales charges
21   Sales charge reductions
23   Rollovers from retirement plans to IRAs
23   Plans of distribution
24   Other compensation to dealers
25   Distributions and taxes
26   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Investment objective

The fund's investment objective is to provide you with current income, consistent with its maturity and quality standards described in this prospectus, and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 53 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          2.50%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.31%  0.31%  0.31%  0.31%  0.31%  0.31%    0.31%
-------------------------------------------------------------------------------
 Distribution and/or        0.25   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.10   0.14   0.49   0.29   0.19   0.16     0.10/*/
-------------------------------------------------------------------------------
 Total annual fund          0.66   1.45   1.55   1.10   0.75   0.47     0.41
 operating expenses
-------------------------------------------------------------------------------

                                       1

                   Short-Term Bond Fund of America / Retirement plan prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $316    $456     $609      $1,052
--------------------------------------------------------------------
 R-1                              148     459      792       1,735
--------------------------------------------------------------------
 R-2                              158     490      845       1,845
--------------------------------------------------------------------
 R-3                              112     350      606       1,340
--------------------------------------------------------------------
 R-4                               77     240      417         930
--------------------------------------------------------------------
 R-5                               48     151      263         591
--------------------------------------------------------------------
 R-6/*/                            42     132      230         518
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 60%
of the average value of its portfolio.

                                       2

Short-Term Bond Fund of America / Retirement plan prospectus


Principal investment strategies

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities with quality ratings of AA- or Aa3 or better (by a nationally recognized statistical rating organization) and unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality.

The fund primarily invests in short-term debt securities, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic

                                       3

                   Short-Term Bond Fund of America / Retirement plan prospectus

instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                                       4

Short-Term Bond Fund of America / Retirement plan prospectus


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2007   4.96%
2008   1.16

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                      1.77%  (quarter ended September 30, 2007)
LOWEST                      -0.24%  (quarter ended September 30, 2008)

The fund's total return for the nine months ended September 30, 2009, was 3.40%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                       INCEPTION DATE   1 YEAR    LIFETIME
------------------------------------------------------------------------

 A                                     10/2/06      -1.40%      2.02%

 SHARE CLASS                      INCEPTION DATE  1 YEAR   LIFETIME
--------------------------------------------------------------------

 R-1                                 12/26/06     0.36%     2.18%
--------------------------------------------------------------------
 R-2                                 12/8/06      0.31      2.20
--------------------------------------------------------------------
 R-3                                 11/22/06     0.78      2.62
--------------------------------------------------------------------
 R-4                                  1/3/07      1.09      2.99
--------------------------------------------------------------------
 R-5                                  1/4/07      1.37      3.20

 INDEXES/1/                                             1 YEAR    LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Government/Credit 1-3 Years ex.   5.39%        5.91%
BBB Index
 Lipper Short Investment Grade Debt Funds Average       -5.77        -0.70
 Class A annualized 30-day yield at August 31, 2009: 1.22%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 The Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly
 Lehman Brothers U.S. Government/Credit 1-3 Yrs ex. BBB Index) reflects the market sectors in which the fund primarily invests. The Lipper Short Investment
 Grade Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page 10 of this prospectus for more information on the indexes listed above.

2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

                   Short-Term Bond Fund of America / Retirement plan prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/      PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if                EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                  IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 DAVID A. HOAG                   3 years         Senior Vice President - Fixed
 President                                       Income,
                                                 Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------
 MARK R. MACDONALD               3 years         Senior Vice President - Fixed
 Senior Vice President                           Income,
                                                 Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

Short-Term Bond Fund of America / Retirement plan prospectus


Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

                   Short-Term Bond Fund of America / Retirement plan prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with current income consistent with its maturity and quality standards described in this prospectus and preservation of capital. The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities with quality ratings of
AA- or Aa3 or better (by a nationally recognized statistical rating organization) and unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality. As of the end of the fund's last fiscal period, August 31, 2009, the dollar-weighted average maturity of the fund's portfolio was 2.01 years.

The fund primarily invests in short-term debt securities, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                       8

Short-Term Bond Fund of America / Retirement plan prospectus


The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. From time to time the fund may hold a significant portion of its assets in such securities. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.
Consistent with the fund's preservation of capital objective, a larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       9

                   Short-Term Bond Fund of America / Retirement plan prospectus

Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without sales charges.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
 SHARE CLASS                     INCEPTION DATE  1 YEAR   LIFETIME
-------------------------------------------------------------------

 A                                  10/2/06      1.16%     3.19%

 SHARE CLASS                     INCEPTION DATE  1 YEAR   LIFETIME
-------------------------------------------------------------------

 R-1                                12/26/06     0.36%     2.18%
-------------------------------------------------------------------
 R-2                                12/8/06      0.31      2.20
-------------------------------------------------------------------
 R-3                                11/22/06     0.78      2.62
-------------------------------------------------------------------
 R-4                                 1/3/07      1.09      2.99
-------------------------------------------------------------------
 R-5                                 1/4/07      1.37      3.20

 INDEXES/1/                                          1 YEAR      LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Government/Credit 1-3 Years    5.39%          5.91%
ex. BBB Index
 Lipper Short Investment Grade Debt Funds Average    -5.77          -0.70
 Consumer Price Index                                 0.09           1.59
 Class A distribution rate at December 31, 2008: 3.21%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 The Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly
 Lehman Brothers U.S. Government/Credit 1-3 Yrs ex. BBB Index) reflects the market sectors in which the fund primarily invests. The Lipper Short Investment
 Grade Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The
 Consumer Price Index provides a comparison of the fund's results to inflation.

2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

3 Reflects a fee waiver (3.17% without the waiver) as described in the financial highlights table and statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly Lehman
Brothers U.S. Government/Credit 1-3 Years ex. BBB Index) is a market-value weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S.
government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Short Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.
The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of

                                       10

Short-Term Bond Fund of America / Retirement plan prospectus


sales charges or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

                   Short-Term Bond Fund of America / Retirement plan prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, appears in the
Annual Fund Operating Expenses table under "Fees and expenses of the fund." See the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended February 28,
2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. Approval by the fund's shareholders would be required before any authority granted under an exemptive order could be exercised. A meeting of the fund's shareholders of record as of August 28, 2009, to consider, among other items, approval of this arrangement is scheduled for November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or obtain shareholders' approval to exercise any authority, if granted, under an exemptive order.

                                       12

Short-Term Bond Fund of America / Retirement plan prospectus


In addition to voting on approval of the arrangement discussed above, shareholders are being asked to vote on other proposals at the meeting. These proposals include electing board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. More information on these proposals is contained in a joint proxy statement, which can be found at
americanfunds.com/vote.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       13

                   Short-Term Bond Fund of America / Retirement plan prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
---------------------------------------------------------------------------------------

 DAVID A. HOAG         Investment                  3 years         Serves as a
                       professional for 21    (since the fund's    fixed-income
                       years in total;            inception)       portfolio counselor
                       18 years with Capital
                       Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------
 MARK R. MACDONALD     Investment                  3 years         Serves as a
                       professional for 24    (since the fund's    fixed-income
                       years in total;            inception)       portfolio counselor
                       15 years with Capital
                       Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       14

Short-Term Bond Fund of America / Retirement plan prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares are generally available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/, and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds Money Market Fund/SM/ purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       15

                   Short-Term Bond Fund of America / Retirement plan prospectus

exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       16

Short-Term Bond Fund of America / Retirement plan prospectus


the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       17

                   Short-Term Bond Fund of America / Retirement plan prospectus

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                  PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

                                       18

Short-Term Bond Fund of America / Retirement plan prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                                       SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $500,000                      2.50%     2.56%           2.00%
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       19

                   Short-Term Bond Fund of America / Retirement plan prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A shares, unless it was invested in Class
 A shares before January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       20

Short-Term Bond Fund of America / Retirement plan prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       21

                   Short-Term Bond Fund of America / Retirement plan prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       22

Short-Term Bond Fund of America / Retirement plan prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to
1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to
..50% for Class R-4 shares. For Class A shares, up to .15% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. For Class R shares, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       23

                   Short-Term Bond Fund of America / Retirement plan prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       24

Short-Term Bond Fund of America / Retirement plan prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       25

                   Short-Term Bond Fund of America / Retirement plan prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain
reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/ waivers, see the fund's statement of additional information and annual report. The information in the Financial
Highlights table has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/

                                                                     Net gains
                                                                      (losses)
                                         Net asset                 on securities
                                          value,        Net        (both realized    Total from
                                         beginning   investment         and          investment
                                         of period     income       unrealized)      operations
--------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $9.90        $.17           $ .14           $ .31
Year ended 8/31/2008                        9.99         .36            (.06)            .30
Period from 10/2/2006 to 8/31/2007/4/      10.00         .41            (.01)            .40
--------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                        9.90         .10             .14             .24
 Year ended 8/31/2008                       9.99         .27            (.06)            .21
 Period from 12/26/2006 to 8/31/2007/4/    10.01         .26            (.03)            .23
--------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                        9.90         .09             .14             .23
 Year ended 8/31/2008                       9.99         .27            (.06)            .21
 Period from 12/8/2006 to 8/31/2007/4/     10.01         .27            (.02)            .25
--------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                        9.90         .13             .14             .27
 Year ended 8/31/2008                       9.99         .32            (.06)            .26
 Period from 11/22/2006 to 8/31/2007/4/    10.01         .31            (.02)            .29
--------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $9.90        $.17           $ .14           $ .31
 Year ended 8/31/2008                       9.99         .35            (.06)            .29
 Period from 1/3/2007 to 8/31/2007/4/      10.00         .30            (.01)            .29
--------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                        9.90         .19             .14             .33
 Year ended 8/31/2008                       9.99         .38            (.06)            .32
 Period from 1/4/2007 to 8/31/2007/4/      10.01         .31            (.02)            .29
--------------------------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/     9.93         .02            (.05)           (.03)

                                         Dividends
                                         (from net   Net asset
                                         investment  value, end      Total
                                          income)    of period   return/2,3/
--------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $(.19)      $10.02        3.22%
Year ended 8/31/2008                        (.39)        9.90        2.99
Period from 10/2/2006 to 8/31/2007/4/       (.41)        9.99        4.04
--------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                        (.12)       10.02        2.41
 Year ended 8/31/2008                       (.30)        9.90        2.15
 Period from 12/26/2006 to 8/31/2007/4/     (.25)        9.99        2.36
--------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                        (.11)       10.02        2.34
 Year ended 8/31/2008                       (.30)        9.90        2.14
 Period from 12/8/2006 to 8/31/2007/4/      (.27)        9.99        2.54
--------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                        (.15)       10.02        2.78
 Year ended 8/31/2008                       (.35)        9.90        2.58
 Period from 11/22/2006 to 8/31/2007/4/     (.31)        9.99        2.92
--------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $(.19)      $10.02        3.13%
 Year ended 8/31/2008                       (.38)        9.90        2.93
 Period from 1/3/2007 to 8/31/2007/4/       (.30)        9.99        2.90
--------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                        (.21)       10.02        3.43
 Year ended 8/31/2008                       (.41)        9.90        3.20
 Period from 1/4/2007 to 8/31/2007/4/       (.31)        9.99        2.94
--------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/     (.02)        9.88        (.30)

                                                          Ratio of     Ratio of
                                                          expenses     expenses
                                                         to average   to average
                                              Net        net assets   net assets
                                            assets,        before        after      Ratio of net
                                             end of         reim-        reim-         income
                                             period      bursements/  bursements/    to average
                                         (in thousands)    waivers    waivers/3/    net assets/3/
--------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $2,357,579       .66%        .66%         1.80%
Year ended 8/31/2008                          814,940       .73          .63           3.62
Period from 10/2/2006 to 8/31/2007/4/         238,855       .77/5/       .64/5/        4.57/5/
--------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                            3,250      1.45         1.45           1.07
 Year ended 8/31/2008                           1,853      1.52         1.43           2.95
 Period from 12/26/2006 to 8/31/2007/4/         2,402      1.56/5/      1.40/5/        3.84/5/
--------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                           15,270      1.55         1.51            .92
 Year ended 8/31/2008                           4,048      1.69         1.47           2.78
 Period from 12/8/2006 to 8/31/2007/4/          1,032      2.10/5/      1.42/5/        3.82/5/
--------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                           12,548      1.10         1.09           1.39
 Year ended 8/31/2008                           4,359      1.10         1.01           3.31
 Period from 11/22/2006 to 8/31/2007/4/         1,669      1.17/5/      1.06/5/        4.18/5/
--------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $    7,415       .75%        .75%         1.67%
 Year ended 8/31/2008                           1,639       .79          .69           3.23
 Period from 1/3/2007 to 8/31/2007/4/              52       .94/5/       .66/5/        4.53/5/
--------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                            9,201       .47          .45           2.18
 Year ended 8/31/2008                         133,016       .48          .42           3.50
 Period from 1/4/2007 to 8/31/2007/4/           4,390       .56/5/       .42/5/        4.83/5/
--------------------------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/            --       .04          .04            .20

                                       26

Short-Term Bond Fund of America / Retirement plan prospectus


                              YEAR ENDED AUGUST 31         FOR THE PERIOD OCTOBER 2, 2006/7/
------------------------                                          TO AUGUST 31, 2007
                             2009             2008        -----------------------------------
----------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES          60%              28%                        15%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.

3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4 Based on operations for the period shown and, accordingly, may not be representative of a full year.
5 Annualized.

6 The last date the share class had assets through the fund's fiscal year ended
 August 31, 2009.
7 Commencement of operations.

                                       27

                   Short-Term Bond Fund of America / Retirement plan prospectus


NOTES

                                       28

Short-Term Bond Fund of America / Retirement plan prospectus


NOTES

                                       29

                   Short-Term Bond Fund of America / Retirement plan prospectus

[logo - American Funds/(R)/]             The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with American Funds may be
          monitored or recorded for quality assurance,
          verification and recordkeeping purposes. By speaking to
          American Funds on the telephone, you consent to such
          monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-21928
                                       RPGEPR-948-1109P Litho in USA CGD/B/9690
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

Short-Term Bond
Fund of America/SM/

CLASS         TICKER        R-3.........  RAMCX
A...........  ASBAX         R-4.........  RAMEX
R-1.........  RAMAX         R-5.........  RAMFX
R-2.........  RAMBX         R-6.........  RMMGX

 RETIREMENT PLAN
 PROSPECTUS

 November 1, 2009

TABLE OF CONTENTS

 1   Investment objective
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 6   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
12   Management and organization
15   Purchase, exchange and sale of shares
19   Sales charges
21   Sales charge reductions
23   Rollovers from retirement plans to IRAs
23   Plans of distribution
24   Other compensation to dealers
25   Distributions and taxes
26   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Investment objective

The fund's investment objective is to provide you with current income, consistent with its maturity and quality standards described in this prospectus, and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 53 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          2.50%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.31%  0.31%  0.31%  0.31%  0.31%  0.31%    0.31%
-------------------------------------------------------------------------------
 Distribution and/or        0.25   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.10   0.14   0.49   0.29   0.19   0.16     0.10/*/
-------------------------------------------------------------------------------
 Total annual fund          0.66   1.45   1.55   1.10   0.75   0.47     0.41
 operating expenses
-------------------------------------------------------------------------------

                                       1

                   Short-Term Bond Fund of America / Retirement plan prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $316    $456     $609      $1,052
--------------------------------------------------------------------
 R-1                              148     459      792       1,735
--------------------------------------------------------------------
 R-2                              158     490      845       1,845
--------------------------------------------------------------------
 R-3                              112     350      606       1,340
--------------------------------------------------------------------
 R-4                               77     240      417         930
--------------------------------------------------------------------
 R-5                               48     151      263         591
--------------------------------------------------------------------
 R-6/*/                            42     132      230         518
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 60%
of the average value of its portfolio.

                                       2

Short-Term Bond Fund of America / Retirement plan prospectus


Principal investment strategies

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities with quality ratings of AA- or Aa3 or better (by a nationally recognized statistical rating organization) and unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality.

The fund primarily invests in short-term debt securities, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic

                                       3

                   Short-Term Bond Fund of America / Retirement plan prospectus

instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                                       4

Short-Term Bond Fund of America / Retirement plan prospectus


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2007   4.96%
2008   1.16

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                      1.77%  (quarter ended September 30, 2007)
LOWEST                      -0.24%  (quarter ended September 30, 2008)

The fund's total return for the nine months ended September 30, 2009, was 3.40%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                       INCEPTION DATE   1 YEAR    LIFETIME
------------------------------------------------------------------------

 A                                     10/2/06      -1.40%      2.02%

 SHARE CLASS                      INCEPTION DATE  1 YEAR   LIFETIME
--------------------------------------------------------------------

 R-1                                 12/26/06     0.36%     2.18%
--------------------------------------------------------------------
 R-2                                 12/8/06      0.31      2.20
--------------------------------------------------------------------
 R-3                                 11/22/06     0.78      2.62
--------------------------------------------------------------------
 R-4                                  1/3/07      1.09      2.99
--------------------------------------------------------------------
 R-5                                  1/4/07      1.37      3.20

 INDEXES/1/                                             1 YEAR    LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Government/Credit 1-3 Years ex.   5.39%        5.91%
BBB Index
 Lipper Short Investment Grade Debt Funds Average       -5.77        -0.70
 Class A annualized 30-day yield at August 31, 2009: 1.22%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 The Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly
 Lehman Brothers U.S. Government/Credit 1-3 Yrs ex. BBB Index) reflects the market sectors in which the fund primarily invests. The Lipper Short Investment
 Grade Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page 10 of this prospectus for more information on the indexes listed above.

2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

                   Short-Term Bond Fund of America / Retirement plan prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/      PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if                EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                  IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 DAVID A. HOAG                   3 years         Senior Vice President - Fixed
 President                                       Income,
                                                 Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------
 MARK R. MACDONALD               3 years         Senior Vice President - Fixed
 Senior Vice President                           Income,
                                                 Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

Short-Term Bond Fund of America / Retirement plan prospectus


Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

                   Short-Term Bond Fund of America / Retirement plan prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with current income consistent with its maturity and quality standards described in this prospectus and preservation of capital. The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities with quality ratings of
AA- or Aa3 or better (by a nationally recognized statistical rating organization) and unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality. As of the end of the fund's last fiscal period, August 31, 2009, the dollar-weighted average maturity of the fund's portfolio was 2.01 years.

The fund primarily invests in short-term debt securities, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                       8

Short-Term Bond Fund of America / Retirement plan prospectus


The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. From time to time the fund may hold a significant portion of its assets in such securities. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.
Consistent with the fund's preservation of capital objective, a larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       9

                   Short-Term Bond Fund of America / Retirement plan prospectus

Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without sales charges.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
 SHARE CLASS                     INCEPTION DATE  1 YEAR   LIFETIME
-------------------------------------------------------------------

 A                                  10/2/06      1.16%     3.19%

 SHARE CLASS                     INCEPTION DATE  1 YEAR   LIFETIME
-------------------------------------------------------------------

 R-1                                12/26/06     0.36%     2.18%
-------------------------------------------------------------------
 R-2                                12/8/06      0.31      2.20
-------------------------------------------------------------------
 R-3                                11/22/06     0.78      2.62
-------------------------------------------------------------------
 R-4                                 1/3/07      1.09      2.99
-------------------------------------------------------------------
 R-5                                 1/4/07      1.37      3.20

 INDEXES/1/                                          1 YEAR      LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Government/Credit 1-3 Years    5.39%          5.91%
ex. BBB Index
 Lipper Short Investment Grade Debt Funds Average    -5.77          -0.70
 Consumer Price Index                                 0.09           1.59
 Class A distribution rate at December 31, 2008: 3.21%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 The Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly
 Lehman Brothers U.S. Government/Credit 1-3 Yrs ex. BBB Index) reflects the market sectors in which the fund primarily invests. The Lipper Short Investment
 Grade Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The
 Consumer Price Index provides a comparison of the fund's results to inflation.

2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

3 Reflects a fee waiver (3.17% without the waiver) as described in the financial highlights table and statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly Lehman
Brothers U.S. Government/Credit 1-3 Years ex. BBB Index) is a market-value weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S.
government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Short Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.
The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of

                                       10

Short-Term Bond Fund of America / Retirement plan prospectus


sales charges or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

                   Short-Term Bond Fund of America / Retirement plan prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, appears in the
Annual Fund Operating Expenses table under "Fees and expenses of the fund." See the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended February 28,
2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. Approval by the fund's shareholders would be required before any authority granted under an exemptive order could be exercised. A meeting of the fund's shareholders of record as of August 28, 2009, to consider, among other items, approval of this arrangement is scheduled for November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or obtain shareholders' approval to exercise any authority, if granted, under an exemptive order.

                                       12

Short-Term Bond Fund of America / Retirement plan prospectus


In addition to voting on approval of the arrangement discussed above, shareholders are being asked to vote on other proposals at the meeting. These proposals include electing board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. More information on these proposals is contained in a joint proxy statement, which can be found at
americanfunds.com/vote.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       13

                   Short-Term Bond Fund of America / Retirement plan prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
---------------------------------------------------------------------------------------

 DAVID A. HOAG         Investment                  3 years         Serves as a
                       professional for 21    (since the fund's    fixed-income
                       years in total;            inception)       portfolio counselor
                       18 years with Capital
                       Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------
 MARK R. MACDONALD     Investment                  3 years         Serves as a
                       professional for 24    (since the fund's    fixed-income
                       years in total;            inception)       portfolio counselor
                       15 years with Capital
                       Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       14

Short-Term Bond Fund of America / Retirement plan prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares are generally available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/, and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds Money Market Fund/SM/ purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       15

                   Short-Term Bond Fund of America / Retirement plan prospectus

exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       16

Short-Term Bond Fund of America / Retirement plan prospectus


the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       17

                   Short-Term Bond Fund of America / Retirement plan prospectus

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                  PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

                                       18

Short-Term Bond Fund of America / Retirement plan prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                                       SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $500,000                      2.50%     2.56%           2.00%
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       19

                   Short-Term Bond Fund of America / Retirement plan prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A shares, unless it was invested in Class
 A shares before January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       20

Short-Term Bond Fund of America / Retirement plan prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       21

                   Short-Term Bond Fund of America / Retirement plan prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       22

Short-Term Bond Fund of America / Retirement plan prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to
1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to
..50% for Class R-4 shares. For Class A shares, up to .15% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. For Class R shares, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       23

                   Short-Term Bond Fund of America / Retirement plan prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       24

Short-Term Bond Fund of America / Retirement plan prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       25

                   Short-Term Bond Fund of America / Retirement plan prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain
reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/ waivers, see the fund's statement of additional information and annual report. The information in the Financial
Highlights table has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/

                                                                     Net gains
                                                                      (losses)
                                         Net asset                 on securities
                                          value,        Net        (both realized    Total from
                                         beginning   investment         and          investment
                                         of period     income       unrealized)      operations
--------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $9.90        $.17           $ .14           $ .31
Year ended 8/31/2008                        9.99         .36            (.06)            .30
Period from 10/2/2006 to 8/31/2007/4/      10.00         .41            (.01)            .40
--------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                        9.90         .10             .14             .24
 Year ended 8/31/2008                       9.99         .27            (.06)            .21
 Period from 12/26/2006 to 8/31/2007/4/    10.01         .26            (.03)            .23
--------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                        9.90         .09             .14             .23
 Year ended 8/31/2008                       9.99         .27            (.06)            .21
 Period from 12/8/2006 to 8/31/2007/4/     10.01         .27            (.02)            .25
--------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                        9.90         .13             .14             .27
 Year ended 8/31/2008                       9.99         .32            (.06)            .26
 Period from 11/22/2006 to 8/31/2007/4/    10.01         .31            (.02)            .29
--------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $9.90        $.17           $ .14           $ .31
 Year ended 8/31/2008                       9.99         .35            (.06)            .29
 Period from 1/3/2007 to 8/31/2007/4/      10.00         .30            (.01)            .29
--------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                        9.90         .19             .14             .33
 Year ended 8/31/2008                       9.99         .38            (.06)            .32
 Period from 1/4/2007 to 8/31/2007/4/      10.01         .31            (.02)            .29
--------------------------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/     9.93         .02            (.05)           (.03)

                                         Dividends
                                         (from net   Net asset
                                         investment  value, end      Total
                                          income)    of period   return/2,3/
--------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $(.19)      $10.02        3.22%
Year ended 8/31/2008                        (.39)        9.90        2.99
Period from 10/2/2006 to 8/31/2007/4/       (.41)        9.99        4.04
--------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                        (.12)       10.02        2.41
 Year ended 8/31/2008                       (.30)        9.90        2.15
 Period from 12/26/2006 to 8/31/2007/4/     (.25)        9.99        2.36
--------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                        (.11)       10.02        2.34
 Year ended 8/31/2008                       (.30)        9.90        2.14
 Period from 12/8/2006 to 8/31/2007/4/      (.27)        9.99        2.54
--------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                        (.15)       10.02        2.78
 Year ended 8/31/2008                       (.35)        9.90        2.58
 Period from 11/22/2006 to 8/31/2007/4/     (.31)        9.99        2.92
--------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $(.19)      $10.02        3.13%
 Year ended 8/31/2008                       (.38)        9.90        2.93
 Period from 1/3/2007 to 8/31/2007/4/       (.30)        9.99        2.90
--------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                        (.21)       10.02        3.43
 Year ended 8/31/2008                       (.41)        9.90        3.20
 Period from 1/4/2007 to 8/31/2007/4/       (.31)        9.99        2.94
--------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/     (.02)        9.88        (.30)

                                                          Ratio of     Ratio of
                                                          expenses     expenses
                                                         to average   to average
                                              Net        net assets   net assets
                                            assets,        before        after      Ratio of net
                                             end of         reim-        reim-         income
                                             period      bursements/  bursements/    to average
                                         (in thousands)    waivers    waivers/3/    net assets/3/
--------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $2,357,579       .66%        .66%         1.80%
Year ended 8/31/2008                          814,940       .73          .63           3.62
Period from 10/2/2006 to 8/31/2007/4/         238,855       .77/5/       .64/5/        4.57/5/
--------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                            3,250      1.45         1.45           1.07
 Year ended 8/31/2008                           1,853      1.52         1.43           2.95
 Period from 12/26/2006 to 8/31/2007/4/         2,402      1.56/5/      1.40/5/        3.84/5/
--------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                           15,270      1.55         1.51            .92
 Year ended 8/31/2008                           4,048      1.69         1.47           2.78
 Period from 12/8/2006 to 8/31/2007/4/          1,032      2.10/5/      1.42/5/        3.82/5/
--------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                           12,548      1.10         1.09           1.39
 Year ended 8/31/2008                           4,359      1.10         1.01           3.31
 Period from 11/22/2006 to 8/31/2007/4/         1,669      1.17/5/      1.06/5/        4.18/5/
--------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $    7,415       .75%        .75%         1.67%
 Year ended 8/31/2008                           1,639       .79          .69           3.23
 Period from 1/3/2007 to 8/31/2007/4/              52       .94/5/       .66/5/        4.53/5/
--------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                            9,201       .47          .45           2.18
 Year ended 8/31/2008                         133,016       .48          .42           3.50
 Period from 1/4/2007 to 8/31/2007/4/           4,390       .56/5/       .42/5/        4.83/5/
--------------------------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/            --       .04          .04            .20

                                       26

Short-Term Bond Fund of America / Retirement plan prospectus


                              YEAR ENDED AUGUST 31         FOR THE PERIOD OCTOBER 2, 2006/7/
------------------------                                          TO AUGUST 31, 2007
                             2009             2008        -----------------------------------
----------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES          60%              28%                        15%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.

3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4 Based on operations for the period shown and, accordingly, may not be representative of a full year.
5 Annualized.

6 The last date the share class had assets through the fund's fiscal year ended
 August 31, 2009.
7 Commencement of operations.

                                       27

                   Short-Term Bond Fund of America / Retirement plan prospectus


NOTES

                                       28

Short-Term Bond Fund of America / Retirement plan prospectus


NOTES

                                       29

                   Short-Term Bond Fund of America / Retirement plan prospectus

[logo - American Funds/(R)/]             The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with American Funds may be
          monitored or recorded for quality assurance,
          verification and recordkeeping purposes. By speaking to
          American Funds on the telephone, you consent to such
          monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-21928
                                       RPGEPR-948-1109P Litho in USA CGD/B/9690
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust